Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Deferred Tax Assets, Capital Loss Carryforwards	$ 43,955
Reserves and allowances	50,716,000	$ 52,110,000
Inventory allowances	3,267,000	3,805,000
Property, plant and equipment	(6,859,000)	(4,326,000)
Others	32,704,000	35,764,000
Net operating loss carry-forwards	15,892,000	18,627,000
Gross deferred tax assets	95,720,000	105,980,000
Valuation allowance	(6,540,000)	(5,424,000)
Net deferred tax assets	89,180,000	100,556,000
Intangible assets	(5,753,000)	(6,305,000)
Property, plant and equipment	(14,577,000)	(13,183,000)
Reserves and allowances	(6,575,000)	(9,126,000)
Net deferred tax liabilities	(26,905,000)	(28,614,000)
Net deferred tax assets	62,275,000	71,942,000
Current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	14,070,000	14,545,000
Inventory allowances	3,267,000	3,805,000
Property, plant and equipment	158,000	93,000
Others	16,012,000	19,327,000
Net operating loss carry-forwards	3,950,000	3,138,000
Gross deferred tax assets	37,457,000	40,908,000
Valuation allowance	(896,000)	(576,000)
Net deferred tax assets	36,561,000	40,332,000
Intangible assets	0	0
Property, plant and equipment	(6,000)	(9,000)
Reserves and allowances	(539,000)	(3,228,000)
Net deferred tax liabilities	(545,000)	(3,237,000)
Net deferred tax assets	36,016,000	37,095,000
Non-current Assets And Liabilities
Income Taxes [Line Items]
Reserves and allowances	36,646,000	37,565,000
Inventory allowances	0	0
Property, plant and equipment	(7,017,000)	(4,419,000)
Others	16,692,000	16,437,000
Net operating loss carry-forwards	11,942,000	15,489,000
Gross deferred tax assets	58,263,000	65,072,000
Valuation allowance	(5,644,000)	(4,848,000)
Net deferred tax assets	52,619,000	60,224,000
Intangible assets	(5,753,000)	(6,305,000)
Property, plant and equipment	(14,571,000)	(13,174,000)
Reserves and allowances	(6,036,000)	(5,898,000)
Net deferred tax liabilities	(26,360,000)	(25,377,000)
Net deferred tax assets	$ 26,259,000	$ 34,847,000